Financial Derivatives Contracts for Hedge Accounting	12 Months Ended
Dec. 31, 2023
Financial Derivatives Contracts for Hedge Accounting [Abstract]
FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING

NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING

As of December 31, 2023 and 2022 the Bank holds the following portfolio of derivative instruments for hedging purposes:

	As of December 31, 2023
	Notional amount								Fair value
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Fair value hedge derivatives
Interest rate swaps	-	12,562	3,656,708	2,971,608	2,219,138	349,780	612,115	9,821,911	96,729	1,319,275
Cross currency swaps	-	87,445	216,904	902,332	4,075,196	497,502	1,764,227	7,543,606	251,810	174,041
Subtotal	-	100,007	3,873,612	3,873,940	6,294,334	847,282	2,376,342	17,365,517	348,539	1,493,316
Currency forwards	-	43,242	177,000	2,207,656	8,745	-	-	2,436,643	5,539	64,624
Cross currency swaps	-	459,517	1,144,579	5,286,020	6,210,538	1,205,343	1,676,266	15,982,263	251,451	908,827
Subtotal	-	502,759	1,321,579	7,493,676	6,219,283	1,205,343	1,676,266	18,418,906	256,990	973,451
Total	-	602,766	5,195,191	11,367,616	12,513,617	2,052,625	4,052,608	35,784,423	605,529	2,466,767

	As of December 31, 2022
	Notional amount								Fair value
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Fair value hedge derivatives
Interest rate swaps	-	206,630	447,773	722,845	7,300,878	608,013	1,728,916	11,015,055	213,478	1,166,339
Cross currency swaps	-	84,959	706,859	1,512,048	3,149,733	1,200,889	1,462,413	8,116,901	75,848	333,097
Subtotal	-	291,589	1,154,632	2,234,893	10,450,611	1,808,902	3,191,329	19,131,956	289,326	1,499,436
Cash flow hedge derivatives
Currency forwards	-	176,664	1,839,766	554,696	-	-	-	2,571,126	823	35,332
Cross currency swaps	-	486,032	932,204	2,019,072	6,703,372	2,077,260	2,261,958	14,479,898	187,613	1,254,026
Subtotal	-	662,696	2,771,970	2,573,768	6,703,372	2,077,260	2,261,958	17,051,024	188,436	1,289,358
Total	-	954,285	3,926,602	4,808,661	17,153,983	3,886,162	5,453,287	36,182,980	477,762	2,788,794

a.	Micro-hedge accounting

Fair value micro-hedge

The Bank uses cross-currency swaps and interest rate swaps to hedge its exposure to changes in fair value of hedged items attributable to interest rates. Those hedging instruments change the effective cost of long-term issuances from a fixed interest rate to a variable interest rate.

Below is a detail of the hedged elements and hedge instruments under fair value hedges as of December 31, 2023 and 2022, classified by term to maturity:

	As of December 31, 2023
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Debt instruments at FVOCI
Chilean sovereign bonds	-	-	-	-	-	-	301,803	301,803
US Treasury bonds	-	-	-	-	655,838	349,780	262,335	1,267,953
Chilean Treasury bonds							50,795	50,795
Time deposits and other time liabilities
Time deposits	-	12,562	27,708	92,160	-	-	-	132,430
Instrumentos de deuda emitidos
Senior bonds	-	-	91,973	882,779	2,262,976	497,502	696,941	4,432,171
Subordinated bonds	-	87,445	-	-	183,946		505,998	777,389
Interbank borrowing
Chilean Central Bank loans	-	-	3,329,001	2,849,001		-	-	6,178,002
Total	-	100,007	3,448,682	3,823,940	3,102,760	847,282	1,817,872	13,140,543
Hedging instrument
Cross currency swaps	-	87,445	91,973	902,331	2,433,621	497,502	1,205,760	5,218,632
Forwards	-	12,562	3,356,709	2,921,609	669,139	349,780	612,112	7,921,911
Total	-	100,007	3,448,682	3,823,940	3,102,760	847,282	1,817,872	13,140,543

	As of December 31, 2022
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and account receivable at amortised cost
Commercial loans	-	-	-	180,963	-	-	-	180,963
Debt instruments at FVOCI
US Treasury bonds	-	-	-	-	-	594,713	1,389,080	1,983,793
Time deposits and other time liabilities
Time deposits	-	206,630	447,773	873,822	141,539	-	-	1,669,764
Instrumentos de deuda emitidos
Senior bonds	-	-	-	122,638	2,569,632	1,038,634	757,861	4,488,765
Subordinated bonds	-	-	-	-	84,959	175,555	485,917	746,431
Interbank borrowing
Interbank loans	-	84,959	706,859	1,057,470	-	-	-	1,849,288
Chilean Central Bank loans	-	-	-	-	6,178,000	-	-	6,178,000
Total	-	291,589	1,154,632	2,234,893	8,974,130	1,808,902	2,632,858	17,097,004
Hedging instrument
Cross currency swaps	-	84,959	706,859	1,512,048	2,573,252	1,200,890	903,942	6,981,950
Forwards	-	206,630	447,773	722,845	6,400,878	608,012	1,728,916	10,115,054
Total	-	291,589	1,154,632	2,234,893	8,974,130	1,808,902	2,632,858	17,097,004

Cash flow micro-hedges

The Bank uses cross currency swaps to hedge the risk from variability of cash flows attributable to changes in the interest rates of bonds and interbank loans at a variable interest rate. The inflation risk that arises in some items is covered by both forwards as well as cross currency swaps.

Below is the notional amount of the hedged items as of December 31, 2023 and 2022, and the period when the cash flows will be generated:

	As of December 31, 2023
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable at amortised cost
Mortgage loans	-	232,909	596,597	3,889,412	4,192,353	766,685	1,077,483	10,755,439
Debt instruments at FVOCI
Chilean Treasury bonds	-	-	-	-	492,370	-	191,905	684,275
Time deposits and other time liabilities
Time deposits	-	-	21,861	392,453	8,744	-	-	423,058
Issued debt instruments
Senior bonds	-	-	-	-	331,104	-	-	331,104
Subordinated bonds	-	269,850	124,236	549,555	893,024	263,768	406,878	2,507,311
Interbank borrowings
Interbank loans	-	-	578,885	2,662,256	301,688	174,890	-	3,717,719
Total	-	502,759	1,321,579	7,493,676	6,219,283	1,205,343	1,676,266	18,418,906
Hedging instrument
Cross currency swaps	-	459,518	1,144,579	5,286,018	6,210,539	1,205,343	1,676,266	15,982,263
Currency forward	-	43,241	177,000	2,207,658	8,744	-	-	2,436,643
Total	-	502,759	1,321,579	7,493,676	6,219,283	1,205,343	1,676,266	18,418,906

	As of December 31, 2022
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable at amortised cost
Mortgage loans	-	545,747	2,563,558	1,999,451	5,568,862	1,026,081	1,577,002	13,280,701
Debt instruments at FVOCI
Chilean Treasury bonds	-	-	-	-	-	492,370	191,906	684,276
Issued debt instruments
Senior bonds	-	-	-	-	315,999	-	-	315,999
Subordinated bonds	-	70,222	140,444	245,526	818,511	558,809	493,051	2,326,563
Interbank borrowings
Interbank loans	-	46,727	67,967	328,791	-	-	-	443,485
Total	-	662,696	2,771,969	2,573,768	6,703,372	2,077,260	2,261,959	17,051,024
Hedging instrument
Cross currency swaps	-	486,032	932,203	2,019,072	6,703,372	2,077,260	2,261,959	14,479,898
Currency forward	-	176,664	1,839,766	554,696	-	-	-	2,571,126
Total	-	662,696	2,771,969	2,573,768	6,703,372	2,077,260	2,261,959	17,051,024

i.	Forecasted cash flows for interest rate risk

Below is an estimate of the periods in which cash flows are expected to be produced:

	As of December 31, 2023
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	-	-	-	-	-	-	-
Outflows	-	(7,483)	(13,555)	(68,956)	(39,724)	(7,913)	(2,980)	(140,611)
Net flows	-	(7,483)	(13,555)	(68,956)	(39,724)	(7,913)	(2,980)	(140,611)
Hedging instrument
Inflows	-	-	-	-	-	-	-	-
Outflows (*)	-	7,483	13,555	68,956	39,724	7,913	2,980	140,611
Net flows	-	7,483	13,555	68,956	39,724	7,913	2,980	140,611

(*)	Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.

	As of December 31, 2022
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	-	4,267	4,627	-	-	-	8,894
Outflows	-	(288)	(733)	(5,993)	(10,273)	(5,063)	(4,310)	(26,660)
Net flows	-	(288)	3,534	(1,366)	(10,273)	(5,063)	(4,310)	(17,766)
Hedging instrument
Inflows	-	-	(4,267)	(4,627)	-	-	-	(8,894)
Outflows (*)	-	288	733	5,993	10,273	5,063	4,310	26,660
Net flows	-	288	(3,534)	1,366	10,273	5,063	4,310	17,766

(*)	Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.

ii.	Forecasted cash flows for inflation risk:

	As of December 31, 2023
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	23,515	91,152	302,604	72,206	19,206	33,221	541,904
Outflows	-	(78,300)	(379,379)	(784,238)	(552,738)	(49,350)	(39,017)	(1,883,022)
Net flows	-	(54,785)	(288,227)	(481,634)	(480,532)	(30,144)	(5,796)	(1,341,118)
Hedging instrument
Inflows	-	78,300	379,379	784,238	552,738	49,350	39,017	1,883,022
Outflows	-	(23,515)	(91,152)	(302,604)	(72,206)	(19,206)	(33,221)	(541,904)
Net flows	-	54,785	288,227	481,634	480,532	30,144	5,796	1,341,118

	As of December 31, 2022
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	112,209	410,507	397,542	1,197,961	393,717	702,610	3,214,546
Outflows	-	(10,882)	(24,505)	(20,551)	(98,565)	(52,368)	(52,297)	(259,168)
Net flows	-	101,327	386,002	376,991	1,099,396	341,349	650,313	2,955,378
Hedging instrument
Inflows	-	10,882	24,505	20,551	98,565	52,368	52,297	259,168
Outflows	-	(112,209)	(410,507)	(397,542)	(1,197,961)	(393,717)	(702,610)	(3,214,546)
Net flows	-	(101,327)	(386,002)	(376,991)	(1,099,396)	(341,349)	(650,313)	(2,955,378)

iii.	Forecasted cash flows for exchange rate risk

	As of December 31, 2023
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	-	-	-	-	-	-	-
Outflows	-	(30,629)	(168,812)	(1,992,343)	(22,684)	(3,212)	-	(2,217,680)
Net flows	-	(30,629)	(168,812)	(1,992,343)	(22,684)	(3,212)	-	(2,217,680)
Hedging instrument
Inflows	-	-	-	-	-	-	-	-
Outflows	-	30,629	168,812	1,992,343	22,684	3,212	-	2,217,680
Net flows	-	30,629	168,812	1,992,343	22,684	3,212	-	2,217,680

	As of December 31, 2022
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	-	-	-	-	-	-	-
Outflows	-	(5,687)	(4,281)	(20,192)	(6,784)	(3,208)	(1,606)	(41,758)
Net flows	-	(5,687)	(4,281)	(20,192)	(6,784)	(3,208)	(1,606)	(41,758)
Hedging instrument
Inflows	-	-	-	-	-	-	-	-
Outflows	-	5,687	4,281	20,192	6,784	3,208	1,606	41,758
Net flows	-	5,687	4,281	20,192	6,784	3,208	1,606	41,758

b.	Other comprehensive income effect

The accumulated effect of the mark to market adjustment of cash flow hedges generated by hedge instruments used in hedged cash flow was recorded in the Consolidated Statements of Changes in Equity, within other comprehensive income, as of December 31, 2023 and 2022, is as follows:

	As of December 31,
Hedged item	2023	2022
	MCh$	MCh$
Interbank loans	(10,675)	(2,343)
Time deposits and other time liabilities	516	-
Issued debt instruments	(9,684)	415
Debt instruments at FVOCI	(4,235)	(22,571)
Loans and accounts receivable at amortised cost	108,494	(94,339)
Total	84,416	(118,838)

Since the inflows and outflows for both the hedged element and the hedging instrument mirror each other, the hedges are nearly 100% effective, which means that fluctuations of fair value attributable to risk components are almost completely offset.

During the current year, the Bank did not enter into any cash flow hedges relating to forecasted transactions.

c.	P&L effect

The amounts recycling from other comprehensive income to income for the year related to cash flow hedges are as follows:

	For the years ended December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$
Bond hedging derivatives	817	(826)	(3,248)
Interbank loans hedging derivatives	(4,775)	(4,762)	(286)
Mortgage loans hedging derivatives	(36,154)	(37,698)	(22,160)
Cash flow hedge net gain (loss)	(40,112)	(43,286)	(25,694)

See Note 21 - Equity, letter e, for other comprehensive income reconciliation

d.	Net investment hedges in foreign operations

As of December 31, 2023, and 2022, the Bank does not have any foreign net investment hedges nor hedge accounting.

e.	Fair value macro-hedges

	Notional amount
As of December 31, 2023	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Loans and account receivable at amortised cost
Mortgage loans	-	-	-	-	-	-	377,928	377,928
Commercial loans	-	-	424,930	50,000	3,191,574	-	180,542	3,847,046
Total	-	-	424,930	50,000	3,191,574	-	558,470	4,224,974
Hedging instrument
Cross currency swaps	-	-	124,930	-	1,641,574	-	558,470	2,324,974
Interest rate swaps	-	-	300,000	50,000	1,550,000	-	-	1,900,000
Total	-	-	424,930	50,000	3,191,574	-	558,470	4,224,974

	Notional amount
As of December 31, 2022	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Loans and account receivable at amortised cost
Mortgage loans	-	-	-	-	576,481	-	558,470	1,134,951
Commercial loans	-	-	-	-	900,000	-	-	900,000
Total	-	-	-	-	1,476,481	-	558,470	2,034,951
Hedging instrument
Cross currency swaps	-	-	-	-	576,481	-	558,470	1,134,951
Interest rate swaps	-	-	-	-	900,000	-	-	900,000
Total	-	-	-	-	1,476,481	-	558,470	2,034,951

As of December 31, 2023, and 2022 Other Assets include MCh$160,370 and MCh$160,531 respectively, related to fair value measurement of net assets or liabilities subject to macrohedges. See Note 14.

As of December 31, 2023, and 2022, Other Liabilities include MCh$68,781 and MCh$85,725 respectively, related to fair value measurement of net assets or liabilities subject to macrohedges. See Note 20.